Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	2017	2016
	$	$

Goods and Service sales tax	5,177	1,141
British Columbia mining tax credits	20,264	7,273
Interest receivable	5,210	-
Other receivables	-	2,090
	30,651	10,504